Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The following table summarizes activity for the allowance for doubtful accounts:

	2013	2012
Beginning balance as of January 1,	$4,892	-
Bad debt expense	44,198	4,892
Charge offs, net	(1,163)	-
Ending balance as of December 31,	$47,927	4,892